General Information	12 Months Ended
Dec. 31, 2018
Disclosure of general information about financial statements [Abstract]
General Information
GENERAL INFORMATION
Principal activities
The Group is principally engaged in the operation of casino games of chance or games of other forms and the development and operation of integrated resorts and other ancillary services in Macao. The Group’s immediate holding company is Venetian Venture Development Intermediate II. Las Vegas Sands Corp., a company incorporated in Nevada, U.S.A., and indirectly holds 70.02% ownership interest in the Group as at December 31, 2018, is the Group’s ultimate holding company.
The Company was incorporated in the Cayman Islands on July 15, 2009 as an exempted company with limited liability under the Companies Law, Cap 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The address of the Company’s registered office is Intertrust Corporate Services (Cayman) Limited, 190 Elgin Avenue, George Town, Grand Cayman KY1-9005, Cayman Islands. The Company’s principal place of business is Level 54, Hopewell Centre, 183 Queen’s Road East, Hong Kong.
The Group owns and operates The Venetian Macao-Resort-Hotel (“The Venetian Macao”), which anchors the Cotai Strip, the Group’s master-planned development of integrated resort properties in Macao. Sands Cotai Central opened in phases, beginning in April 2012. The property currently features four hotel towers, consisting of hotel rooms and suites under the Conrad, Holiday Inn, Sheraton and St. Regis brands. The Company previously announced the renovation, expansion and rebranding of Sands Cotai Central into a new destination integrated resort, The Londoner Macao, by adding extensive thematic elements both externally and internally. The Londoner Macao will feature new attractions and features from London, including some of London’s most recognizable landmarks and expanded retail and food and beverage venues. The Company will add approximately 370 luxury suites within the tower also occupied by the St. Regis hotel. In September 2016, the Group opened The Parisian Macao, an integrated resort connected to The Venetian Macao and The Plaza Macao. The Group owns The Plaza Macao, which is located adjacent and connected to The Venetian Macao. The Plaza Macao is an integrated resort that includes the Four Seasons Hotel Macao, the Plaza Casino, Shoppes at Four Seasons and Paiza Mansions. The Company also previously announced the Four Seasons Tower Suites Macao, which will feature approximately 290 additional premium quality suites. The Group also owns and operates the Sands Macao, the first Las Vegas-style casino in Macao. The Group’s other ancillary services include ferry operations and other related operations.
The Company’s shares were listed on the Main Board of the Stock Exchange on November 30, 2009.
The consolidated financial statements are presented in millions of units of United States dollars (“US$ in millions”), unless otherwise stated.
The consolidated financial statements were approved for issue by the Board of Directors on March 15, 2019.